Revenues (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets
Prepaid and other current assets	$ 3,692	$ 2,865
Other assets		1,116
Shareholders' Equity
Accumulated Deficit	(65,544)	$ (69,597)
Balance at January 1, 2018 [Member]
Assets
Prepaid and other current assets	3,420
Other assets	917
Shareholders' Equity
Accumulated Deficit	(69,241)
New Revenue Standard Adjustment [Member]
Assets
Prepaid and other current assets	555
Other assets	(199)
Shareholders' Equity
Accumulated Deficit	$ 356